AB Variable Products Series Fund, Inc.

AB Large Cap Growth Portfolio

Portfolio of Investments

March 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.1%
Information Technology – 39.5%
Communications Equipment – 2.7%
Arista Networks, Inc.(a)	104,170	$14,477,546
Motorola Solutions, Inc.	22,699	5,497,698

		19,975,244

Electronic Equipment, Instruments & Components – 2.8%
Amphenol Corp. - Class A	96,672	7,284,235
Cognex Corp.	49,457	3,815,608
IPG Photonics Corp.(a)	20,319	2,230,214
Zebra Technologies Corp. - Class A(a)	16,992	7,029,590

		20,359,647

IT Services – 6.8%
EPAM Systems, Inc.(a)	23,417	6,945,716
PayPal Holdings, Inc.(a)	26,922	3,113,529
Shopify, Inc. - Class A(a)	4,134	2,794,419
Visa, Inc. - Class A(b)	169,756	37,646,788

		50,500,452

Semiconductors & Semiconductor Equipment – 11.6%
Advanced Micro Devices, Inc.(a)	104,148	11,387,542
ASML Holding NV ADR	10,710	7,153,530
Entegris, Inc.	60,926	7,997,147
NVIDIA Corp.	92,846	25,333,960
QUALCOMM, Inc.	200,266	30,604,650
Texas Instruments, Inc.	15,900	2,917,332

		85,394,161

Software – 15.6%
Adobe, Inc.(a)	38,761	17,660,287
Autodesk, Inc.(a)	28,289	6,063,747
Fortinet, Inc.(a)	30,365	10,376,935
Manhattan Associates, Inc.(a)	15,465	2,145,150
Microsoft Corp.	224,722	69,284,040
PTC, Inc.(a)	46,592	5,018,890
Tyler Technologies, Inc.(a)	10,160	4,520,083

		115,069,132

		291,298,636

Health Care – 21.6%
Biotechnology – 3.6%
Vertex Pharmaceuticals, Inc.(a)	101,226	26,416,949

Health Care Equipment & Supplies – 8.3%
ABIOMED, Inc.(a)	11,093	3,674,445
Align Technology, Inc.(a)	23,485	10,239,460
Edwards Lifesciences Corp.(a)	128,038	15,072,633
IDEXX Laboratories, Inc.(a)	18,993	10,390,311
Intuitive Surgical, Inc.(a)	71,816	21,665,451

		61,042,300

Company	Shares	U.S. $ Value

Health Care Providers & Services – 4.2%
UnitedHealth Group, Inc.	61,409	$31,316,748

Health Care Technology – 1.1%
Veeva Systems, Inc. - Class A(a)	38,115	8,097,913

Life Sciences Tools & Services – 0.8%
Illumina, Inc.(a)	8,500	2,969,900
Mettler-Toledo International, Inc.(a)	2,035	2,794,442

		5,764,342

Pharmaceuticals – 3.6%
Zoetis, Inc.	140,373	26,472,944

		159,111,196

Consumer Discretionary – 13.5%
Hotels, Restaurants & Leisure – 0.8%
Domino’s Pizza, Inc.	14,980	6,097,010

Internet & Direct Marketing Retail – 6.6%
Amazon.com, Inc.(a)	12,950	42,216,353
Etsy, Inc.(a) (b)	50,630	6,292,296

		48,508,649

Specialty Retail – 3.4%
Burlington Stores, Inc.(a)	29,751	5,419,739
Home Depot, Inc. (The)	63,890	19,124,194

		24,543,933

Textiles, Apparel & Luxury Goods – 2.7%
NIKE, Inc. - Class B	149,474	20,113,221

		99,262,813

Communication Services – 10.8%
Interactive Media & Services – 10.8%
Alphabet, Inc. - Class C(a)	23,930	66,836,251
Meta Platforms, Inc. - Class A(a)	58,036	12,904,885

		79,741,136

Industrials – 6.0%
Building Products – 0.8%
Allegion PLC	23,364	2,564,900
Trex Co., Inc.(a)	49,064	3,205,351

		5,770,251

Commercial Services & Supplies – 1.7%
Copart, Inc.(a)	101,881	12,783,009

Electrical Equipment – 0.8%
AMETEK, Inc.	45,300	6,033,054

Company	Shares	U.S. $ Value

Industrial Conglomerates – 2.0%
Roper Technologies, Inc.	31,099	$14,685,881

Machinery – 0.7%
IDEX Corp.	25,175	4,826,803

		44,098,998

Consumer Staples – 5.0%
Beverages – 1.7%
Monster Beverage Corp.(a)	163,337	13,050,626

Food & Staples Retailing – 3.3%
Costco Wholesale Corp.	41,972	24,169,576

		37,220,202

Materials – 0.7%
Chemicals – 0.7%
Sherwin-Williams Co. (The)	21,687	5,413,509

Total Common Stocks (cost $370,828,184)		716,146,490

SHORT-TERM INVESTMENTS – 3.1%
Investment Companies – 3.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.19%(c) (d) (e) (cost $23,213,861)	23,213,861	23,213,861

Total Investments – 100.2% (cost $394,042,045)(f)		739,360,351
Other assets less liabilities – (0.2)%		(1,605,254)

Net Assets – 100.0%		$737,755,097

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of March 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $358,189,086 and gross unrealized depreciation of investments was $(12,870,780), resulting in net unrealized appreciation of $345,318,306.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Variable Products Series Fund, Inc.

AB Large Cap Growth Portfolio

March 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$716,146,490	$—	$—	$716,146,490
Short-Term Investments	23,213,861	—	—	23,213,861

Total Investments in Securities	739,360,351	—	—	739,360,351
Other Financial Instruments(b)	—	—	—	—

Total	$739,360,351	$—	$—	$739,360,351

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2022 is as follows:

Fund	Market Value 12/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$40,409	$45,108	$62,303	$23,214	$2